CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
NET INCOME	$ 6,532	$ 6,194	$ 6,292	$ 5,967	$ 5,602	$ 5,573	$ 5,167	$ 4,864	$ 4,645	$ 12,341	$ 11,569	$ 24,055	$ 20,249	$ 13,405
Other Comprehensive Income (Loss):
Unrealized Holding Gain (Loss) Arising During the Period	(14,651)			1,154						(17,753)	1,885	1,495	11,829	891
Reclassification Adjustment for Losses (Gains) Included in Net Income	(467)			(76)						(1,080)	(94)	(1,667)	(3,024)	0
Tax Effect	5,464			(374)						6,943	(612)	(94)	3,105	292
Net of Tax	(9,654)			704						(11,890)	1,179	(124)	5,677	474
Total Other Comprehensive Income (Loss)	(9,654)			704						(11,890)	1,179	(192)	5,643	285
COMPREHENSIVE INCOME (LOSS)	$ (3,122)			$ 6,671						$ 451	$ 12,748	$ 23,863	$ 25,892	$ 13,690